Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (2)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	11
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25
100% Baseline | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
100% Baseline | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
100% Baseline | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8
100% Baseline | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	14
100% Baseline | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	32
100% Baseline | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	15
100% Baseline | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7)
100% Baseline | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(15)
100% Baseline | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	20
100% Baseline | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9
100% Baseline | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Baseline | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(12)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4)
100% Baseline | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7)
100% Baseline | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4)
100% Baseline | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7
100% Baseline | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	20
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7)
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4)
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	17
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(12)
100% Asset price appreciation / inflation | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13
100% Asset price appreciation / inflation | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5
100% Asset price appreciation / inflation | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
100% Asset price appreciation / inflation | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(62)
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(34)
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	39
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	86
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25)
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(10)
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	18
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	33
100% Moderate stagflation crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	46
100% Moderate stagflation crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25
100% Moderate stagflation crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20)
100% Moderate stagflation crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(45)
100% Moderate stagflation crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	56
100% Moderate stagflation crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25
100% Moderate stagflation crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(22)
100% Moderate stagflation crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(40)
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	10
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	0
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	16
100% Global trade war | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(61)
100% Global trade war | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(42)
100% Global trade war | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	96
100% Global trade war | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	208
100% Global trade war | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(36)
100% Global trade war | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20)
100% Global trade war | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	22
100% Global trade war | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	52
100% Global trade war | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	75
100% Global trade war | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	37
100% Global trade war | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(27)
100% Global trade war | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(60)
100% Global trade war | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	240
100% Global trade war | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	110
100% Global trade war | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(97)
100% Global trade war | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(182)
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
100% Global trade war | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(17)
100% Global trade war | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
100% Global trade war | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
100% Global trade war | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	26
Weighted average | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11)
Weighted average | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6)
Weighted average | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12
Weighted average | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	28
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	31
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	16
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(27)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	34
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	15
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
Weighted average | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9)
Weighted average | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5)
Weighted average | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5
Weighted average | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ 10